Financial risk review - Schedule of Concentrations of Credit Risk by Country (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Principal balance - Loans at amortized cost
Financial Risk
Total	$ 8,375,172	$ 7,195,567
Loans commitments and financial guarantee contracts
Financial Risk
Total	1,659,445	1,325,134
Argentina | Principal balance - Loans at amortized cost
Financial Risk
Total	109,989	52,264
Argentina | Loans commitments and financial guarantee contracts
Financial Risk
Total	248	0
Australia | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Australia | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Belgium | Principal balance - Loans at amortized cost
Financial Risk
Total	17,632	14,223
Belgium | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Bolivia | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Bolivia | Loans commitments and financial guarantee contracts
Financial Risk
Total	1,000	4,270
Brazil | Principal balance - Loans at amortized cost
Financial Risk
Total	1,242,830	1,008,633
Brazil | Loans commitments and financial guarantee contracts
Financial Risk
Total	188,125	83,932
Canada | Principal balance - Loans at amortized cost
Financial Risk
Total	11,742	22,599
Canada | Loans commitments and financial guarantee contracts
Financial Risk
Total	26,413	24,996
Chile | Principal balance - Loans at amortized cost
Financial Risk
Total	451,288	454,885
Chile | Loans commitments and financial guarantee contracts
Financial Risk
Total	50,976	16,423
Colombia | Principal balance - Loans at amortized cost
Financial Risk
Total	908,811	938,897
Colombia | Loans commitments and financial guarantee contracts
Financial Risk
Total	82,225	67,545
Korea | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Korea | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Costa Rica | Principal balance - Loans at amortized cost
Financial Risk
Total	351,514	284,709
Costa Rica | Loans commitments and financial guarantee contracts
Financial Risk
Total	55,263	51,895
Dominican Republic | Principal balance - Loans at amortized cost
Financial Risk
Total	851,951	637,199
Dominican Republic | Loans commitments and financial guarantee contracts
Financial Risk
Total	122,057	157,986
Ecuador | Principal balance - Loans at amortized cost
Financial Risk
Total	217,682	190,628
Ecuador | Loans commitments and financial guarantee contracts
Financial Risk
Total	269,369	259,597
El Salvador | Principal balance - Loans at amortized cost
Financial Risk
Total	70,163	82,500
El Salvador | Loans commitments and financial guarantee contracts
Financial Risk
Total	20,000	0
France | Principal balance - Loans at amortized cost
Financial Risk
Total	91,746	27,454
France | Loans commitments and financial guarantee contracts
Financial Risk
Total	46,573	96,249
Germany | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Germany | Loans commitments and financial guarantee contracts
Financial Risk
Total	15,000	15,000
Guatemala | Principal balance - Loans at amortized cost
Financial Risk
Total	998,379	704,012
Guatemala | Loans commitments and financial guarantee contracts
Financial Risk
Total	113,028	100,227
Honduras | Principal balance - Loans at amortized cost
Financial Risk
Total	214,695	221,672
Honduras | Loans commitments and financial guarantee contracts
Financial Risk
Total	1,625	975
China | Principal balance - Loans at amortized cost
Financial Risk
Total	15,000	15,000
China | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Ireland | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Ireland | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Israel | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Israel | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Italy | Principal balance - Loans at amortized cost
Financial Risk
Total	1,738	0
Italy | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Jamaica | Principal balance - Loans at amortized cost
Financial Risk
Total	43,176	101,858
Jamaica | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Japan | Principal balance - Loans at amortized cost
Financial Risk
Total	9,362	12,037
Japan | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Luxembourg | Principal balance - Loans at amortized cost
Financial Risk
Total	0	89,833
Luxembourg | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Mexico | Principal balance - Loans at amortized cost
Financial Risk
Total	1,018,753	838,495
Mexico | Loans commitments and financial guarantee contracts
Financial Risk
Total	184,208	83,561
Netherlands | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Netherlands | Loans commitments and financial guarantee contracts
Financial Risk
Total	25,764	800
Norway | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Norway | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Panama | Principal balance - Loans at amortized cost
Financial Risk
Total	452,130	374,364
Panama | Loans commitments and financial guarantee contracts
Financial Risk
Total	22,243	29,301
Paraguay | Principal balance - Loans at amortized cost
Financial Risk
Total	191,843	186,426
Paraguay | Loans commitments and financial guarantee contracts
Financial Risk
Total	230	230
Peru | Principal balance - Loans at amortized cost
Financial Risk
Total	413,588	536,236
Peru | Loans commitments and financial guarantee contracts
Financial Risk
Total	356,978	223,460
Puerto Rico | Principal balance - Loans at amortized cost
Financial Risk
Total	22,320	0
Puerto Rico | Loans commitments and financial guarantee contracts
Financial Risk
Total	10,000	0
Spain | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Spain | Loans commitments and financial guarantee contracts
Financial Risk
Total	8	0
Singapore | Principal balance - Loans at amortized cost
Financial Risk
Total	280,491	145,807
Singapore | Loans commitments and financial guarantee contracts
Financial Risk
Total	6,514	7,057
Sweden | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Sweden | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Trinidad and Tobago | Principal balance - Loans at amortized cost
Financial Risk
Total	166,952	132,783
Trinidad and Tobago | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
United States of America | Principal balance - Loans at amortized cost
Financial Risk
Total	134,437	74,139
United States of America | Loans commitments and financial guarantee contracts
Financial Risk
Total	7,114	0
United Kingdom | Principal balance - Loans at amortized cost
Financial Risk
Total	74,311	37,314
United Kingdom | Loans commitments and financial guarantee contracts
Financial Risk
Total	0	0
Uruguay | Principal balance - Loans at amortized cost
Financial Risk
Total	12,649	11,600
Uruguay | Loans commitments and financial guarantee contracts
Financial Risk
Total	54,484	101,630
At amortized cost
Financial Risk
Total	1,090,577	999,544
At amortized cost | Argentina
Financial Risk
Total	0	0
At amortized cost | Australia
Financial Risk
Total	9,784	4,803
At amortized cost | Belgium
Financial Risk
Total	14,868	0
At amortized cost | Bolivia
Financial Risk
Total	0	0
At amortized cost | Brazil
Financial Risk
Total	23,863	31,009
At amortized cost | Canada
Financial Risk
Total	44,050	38,508
At amortized cost | Chile
Financial Risk
Total	37,114	79,495
At amortized cost | Colombia
Financial Risk
Total	14,864	23,837
At amortized cost | Korea
Financial Risk
Total	14,349	1,839
At amortized cost | Costa Rica
Financial Risk
Total	8,001	7,988
At amortized cost | Dominican Republic
Financial Risk
Total	0	4,705
At amortized cost | Ecuador
Financial Risk
Total	0	0
At amortized cost | El Salvador
Financial Risk
Total	0	0
At amortized cost | France
Financial Risk
Total	14,897	0
At amortized cost | Germany
Financial Risk
Total	29,632	14,750
At amortized cost | Guatemala
Financial Risk
Total	0	0
At amortized cost | Honduras
Financial Risk
Total	0	0
At amortized cost | China
Financial Risk
Total	0	0
At amortized cost | Ireland
Financial Risk
Total	14,281	14,976
At amortized cost | Israel
Financial Risk
Total	0	4,788
At amortized cost | Italy
Financial Risk
Total	0	14,660
At amortized cost | Jamaica
Financial Risk
Total	0	0
At amortized cost | Japan
Financial Risk
Total	61,286	38,548
At amortized cost | Luxembourg
Financial Risk
Total	0	0
At amortized cost | Mexico
Financial Risk
Total	27,633	62,229
At amortized cost | Netherlands
Financial Risk
Total	0	0
At amortized cost | Norway
Financial Risk
Total	9,764	9,838
At amortized cost | Panama
Financial Risk
Total	71,270	33,977
At amortized cost | Paraguay
Financial Risk
Total	0	0
At amortized cost | Peru
Financial Risk
Total	30,459	30,635
At amortized cost | Puerto Rico
Financial Risk
Total	0	0
At amortized cost | Spain
Financial Risk
Total	0	0
At amortized cost | Singapore
Financial Risk
Total	0	0
At amortized cost | Sweden
Financial Risk
Total	14,798	0
At amortized cost | Trinidad and Tobago
Financial Risk
Total	0	0
At amortized cost | United States of America
Financial Risk
Total	611,068	539,727
At amortized cost | United Kingdom
Financial Risk
Total	38,596	43,232
At amortized cost | Uruguay
Financial Risk
Total	0	0
FVOCI
Financial Risk
Total	98,748	11,824
FVOCI | Multilateral
Financial Risk
Total	98,748	11,824
Carrying amount - principal | Principal balance - Loans at amortized cost
Financial Risk
Total	8,375,172	7,195,567
Carrying amount - principal | Loans commitments and financial guarantee contracts
Financial Risk
Total	245,065	261,428
Carrying amount - principal | At amortized cost
Financial Risk
Total	1,090,577	999,544
Carrying amount - principal | FVOCI
Financial Risk
Total	98,748	11,824
Amount committed/guaranteed | Principal balance - Loans at amortized cost
Financial Risk
Total	0	0
Amount committed/guaranteed | Loans commitments and financial guarantee contracts
Financial Risk
Total	1,414,380	1,063,706
Amount committed/guaranteed | At amortized cost
Financial Risk
Total	$ 0	$ 0